Financial Assets & Liabilities	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Financial Assets & Liabilities	FINANCIAL ASSETS & LIABILITIES
Fair Value Measurements
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022.

($ in millions)
	Fair Value	2023		2022
At December 31:	Hierarchy Level	Assets (6)	Liabilities (7)	Assets (6)	Liabilities (7)
Cash equivalents (1)
Time deposits and certificates of deposit (2)	2	$7,206	N/A	$3,712	N/A
Money market funds	1	494	N/A	306	N/A
Total cash equivalents		$7,699	N/A	$4,018	N/A
Equity investments	1	25	N/A	—	N/A
Debt securities–current (2)(3)	2	373	N/A	852	N/A
Debt securities–noncurrent (2)(4)	2,3	8	N/A	31	N/A
Derivatives designated as hedging instruments
Interest rate contracts	2	2	299	3	336
Foreign exchange contracts	2	131	275	184	674
Derivatives not designated as hedging instruments
Foreign exchange contracts (5)	2	115	19	42	16
Equity contracts	2	93	—	49	8
Total		$8,446	$593	$5,179	$1,034
(1)Included within cash and cash equivalents in the Consolidated Balance Sheet.
(2)Available-for-sale debt securities with carrying values that approximate fair value.
(3) U.S. treasury bills and term deposits that are reported within marketable securities in the Consolidated Balance Sheet.
(4)Includes immaterial activity related to private company investments reported within investments and sundry assets in the Consolidated Balance Sheet.
(5)2023 assets include $62 million related to foreign exchange call option contracts entered into in connection with the planned acquisition of StreamSets and webMethods from Software AG. Refer to note T, “Derivative Financial Instruments,” for additional information.
(6)The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Balance Sheet at December 31, 2023 were $304 million and $37 million, respectively, and at December 31, 2022 were $271 million and $7 million, respectively.
(7)The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Balance Sheet at December 31, 2023 were $294 million and $299 million, respectively, and at December 31, 2022 were $546 million and $488 million, respectively.
N/A–Not applicable
Financial Assets and Liabilities Not Measured at Fair Value
Short-Term Receivables and Payables
Short-term receivables (excluding the current portion of long-term receivables) and other investments are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt which would be classified as Level 2.
Loans and Long-Term Receivables
Fair values are based on discounted future cash flows using current interest rates offered for similar loans to clients with similar credit ratings for the same remaining maturities. At December 31, 2023 and 2022, the difference between the carrying amount and estimated fair value for loans and long-term receivables was immaterial. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.
Long-Term Debt
Fair value of publicly traded long-term debt is based on quoted market prices for the identical liability when traded as an asset in an active market. For other long-term debt (including long-term finance lease liabilities) for which a quoted market price is not available, an expected present value technique that uses rates currently available to the company for debt with similar terms and remaining maturities is used to estimate fair value. The carrying amount of long-term debt was $50,121 million and $46,189 million, and the estimated fair value was $48,284 million and $42,514 million at December 31, 2023 and 2022, respectively. If measured at fair value in the financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarchy.